RELATED PARTIES TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES TRANSACTIONS

	Six months ended June 30
	2026	2025
	U.S. dollars in thousands
Transactions with Related Parties:
Advisory fees:
Digital assets advisory fees (1)	194	-
Finance expenses:
Interest expense related to Promissory note	-	80
Share-based compensation:
Research and development income, net	-	-
General and administrative expenses (2)	12,890	42

(1)	In connection with the Private Placement, the Sponsor (a related party) is entitled to advisory fees.

(2)	On July 31, 2025, the Company’s Board approved the appointment of a new Chief Executive Officer (the “New CEO”), effective July 31, 2025. The newly appointed CEO also joined the Company’s Board.